Commitments (Details) - Grown Rogue Unlimited LLC [Member]	Oct. 31, 2018 USD ($) shares
Reserve Quantities [Line Items]
2019	$ 259,384
2020	227,772
2021	$ 20,600
Exchange of units | shares	6,600,000